UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/29/16

Item 1. Schedule of Investments.

FRANKLIN HIGH INCOME TRUST

Statement of Investments, February 29, 2016 (unaudited)
Franklin High Income Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 0.0%†
Consumer Services 0.0%†
[a,b] Station Casinos Inc., wts., 6/17/18	United States	136,789	$176,457
Transportation 0.0%†
[a] CEVA Holdings LLC	United Kingdom	3,364	1,513,899
Total Common Stocks and Other Equity Interests
(Cost $5,172,824)			1,690,356

Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a] CEVA Holdings LLC, cvt. pfd., A-1.	United Kingdom	134	82,008
[a] CEVA Holdings LLC, cvt. pfd., A-2.	United Kingdom	7,283	3,277,179
Total Convertible Preferred Stocks (Cost $11,036,794)			3,359,187

		Principal
		Amount*

Corporate Bonds 91.5%
Automobiles & Components 2.1%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	45,000,000	42,637,500
The Goodyear Tire & Rubber Co.,
senior note, 6.50%, 3/01/21	United States	15,000,000	15,853,200
senior note, 5.125%, 11/15/23	United States	15,000,000	15,487,500
[c] International Automotive Components Group SA, senior secured note, 144A, 9.125%,
6/01/18	United States	15,000,000	13,218,750
			87,196,950
Banks 4.1%
[d] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	45,000,000	45,056,250
CIT Group Inc.,
senior note, 5.375%, 5/15/20	United States	20,000,000	20,700,000
senior note, 5.00%, 8/15/22	United States	33,650,000	33,860,313
[d] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	45,000,000	42,243,750
[d] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	5,000,000	4,962,500
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	10,400,000	9,737,000
Royal Bank of Scotland Group PLC,
sub. note, 6.125%, 12/15/22	United Kingdom	5,000,000	5,265,625
sub. note, 5.125%, 5/28/24	United Kingdom	10,000,000	9,568,750
			171,394,188
Capital Goods 2.9%
[c] Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	50,000,000	35,500,000
[c] CBC Ammo LLC/CBC FinCo Inc., senior note, 144A, 7.25%, 11/15/21	Brazil	25,000,000	19,750,000
[c] DigitalGlobe Inc., senior note, 144A, 5.25%, 2/01/21	United States	22,000,000	19,250,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	14,000,000	8,540,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	9,500,000	9,310,000
[c]senior sub. bond, 144A, 6.50%, 5/15/25	United States	4,200,000	4,047,750
senior sub. note, 6.00%, 7/15/22	United States	9,400,000	9,212,000
[c] Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	16,750,000	16,080,000
			121,689,750

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Commercial & Professional Services 0.8%
[c] Acosta Inc., senior note, 144A, 7.75%, 10/01/22	United States	20,000,000	$17,700,000
[b,e] Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
United Rentals North America Inc., senior bond, 5.75%, 11/15/24.	United States	15,000,000	14,697,000
			32,397,905
Consumer Durables & Apparel 2.3%
KB Home,
senior bond, 7.50%, 9/15/22	United States	25,000,000	23,812,500
senior note, 4.75%, 5/15/19	United States	11,000,000	10,560,000
senior note, 7.00%, 12/15/21	United States	10,000,000	9,550,000
[c] Taylor Morrison Communities Inc./Monarch Communities Inc.,
senior note, 144A, 5.875%, 4/15/23	United States	15,000,000	13,875,000
senior note, 144A, 5.625%, 3/01/24	United States	25,000,000	22,500,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	15,000,000	15,300,000
			95,597,500
Consumer Services 4.3%
[c] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	25,000,000	26,125,000
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	15,000,000	15,300,000
[c] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	30,000,000	22,950,000
[c,e] Fontainebleau Las Vegas, senior secured bond, first lien, 144A, 11.00%, 6/15/15	United States	20,000,000	39,500
[c] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25.	United States	26,500,000	23,783,750
senior secured note, 144A, 6.25%, 2/15/22	United States	22,000,000	20,845,000
MGM Resorts International,
senior note, 6.625%, 12/15/21	United States	10,000,000	10,675,000
senior note, 6.00%, 3/15/23	United States	15,000,000	15,412,500
[c] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	21,700,000	20,804,875
[c] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	22,500,000	20,868,750
			176,804,375
Diversified Financials 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
senior note, 4.25%, 7/01/20	Netherlands	9,250,000	9,284,688
senior note, 4.625%, 10/30/20	Netherlands	5,800,000	5,897,875
senior note, 5.00%, 10/01/21	Netherlands	15,000,000	15,431,250
senior note, 4.625%, 7/01/22	Netherlands	15,900,000	15,939,750
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	25,000,000	21,381,250
E*TRADE Financial Corp.,
senior note, 5.375%, 11/15/22	United States	5,000,000	5,209,450
senior note, 4.625%, 9/15/23	United States	10,000,000	9,825,000
Navient Corp.,
senior note, 5.50%, 1/15/19	United States	30,000,000	29,775,000
senior note, 4.875%, 6/17/19	United States	4,000,000	3,810,000
senior note, 5.00%, 10/26/20	United States	12,500,000	11,062,500
senior note, 5.875%, 3/25/21	United States	5,000,000	4,406,250
[c] Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	10,000,000	10,412,500
[c] OneMain Financial Holdings Inc., senior note, 144A, 7.25%, 12/15/21	United States	18,000,000	16,897,500
			159,333,013

|2

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Energy 11.0%
[c,e] Alpha Natural Resources Inc., second lien, 144A, 7.50%, 8/01/20.	United States	25,000,000		$109,375
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.,
senior note, 7.75%, 1/15/21	United States	25,500,000		3,697,500
senior note, 9.25%, 8/15/21	United States	17,400,000		2,523,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%,
4/15/22	United States	45,000,000		4,725,000
California Resources Corp.,
[c]secured note, second lien, 144A, 8.00%, 12/15/22	United States	31,982,000		8,075,455
senior bond, 6.00%, 11/15/24	United States	8,040,000		1,065,300
senior note, 5.50%, 9/15/21	United States	3,882,000		543,480
[c] Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 144A,
7.75%, 4/15/23	United States	30,100,000		17,006,500
CGG SA,
senior note, 6.50%, 6/01/21	France	29,000,000		9,932,500
senior note, 6.875%, 1/15/22	France	20,800,000		7,488,000
Chaparral Energy Inc.,
senior bond, 8.25%, 9/01/21	United States	10,000,000		750,000
senior bond, 7.625%, 11/15/22.	United States	6,700,000		502,500
senior note, 9.875%, 10/01/20	United States	15,000,000		1,350,000
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	10,000,000		587,500
senior secured note, first lien, 9.25%, 10/15/20	Canada	37,800,000		13,608,000
[c] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22.	United States	34,207,000		13,511,765
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	19,550,000		9,872,750
Compressco Partners LP/Finance Corp., senior note, 7.25%, 8/15/22	United States	12,900,000		7,417,500
CONSOL Energy Inc.,
senior note, 5.875%, 4/15/22	United States	15,000,000		9,862,500
senior note, 8.00%, 4/01/23	United States	35,000,000		23,625,000
[c] Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior note,
144A, 6.25%, 4/01/23	United States	17,700,000		12,168,750
Energy Transfer Equity LP,
senior note, first lien, 7.50%, 10/15/20.	United States	25,000,000		23,000,000
senior secured bond, first lien, 5.875%, 1/15/24	United States	15,000,000		12,450,000
senior secured bond, first lien, 5.50%, 6/01/27	United States	17,900,000		13,604,000
Energy XXI Gulf Coast Inc.,
senior note, 9.25%, 12/15/17	United States	26,000,000		658,112
[c]senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	10,000,000		1,125,000
[c] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	25,000,000		6,000,000
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	20,000,000		675,000
[c] Ferrellgas LP/Ferrellgas Finance Corp., senior note, 144A, 6.75%, 6/15/23	United States	33,900,000		24,492,750
[c,f] Goodrich Petroleum Corp.,
second lien, 144A, 8.00%, 3/15/18	United States	15,000	[g]	2,250,000
secured note, second lien, 144A, 8.875%, 3/15/18	United States	17,500	[g]	2,625,000
[f] Halcon Resources Corp.,
senior note, 9.75%, 7/15/20	United States	20,000,000		2,300,000
senior note, 8.875%, 5/15/21	United States	5,000,000		575,000
[c]senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	20,000,000		3,100,000

|3

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[c] Kinder Morgan Inc., senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	25,000,000	$23,383,300
[c] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/20.	United States	35,000,000	4,243,750
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	30,000,000	24,150,000
Memorial Production Partners LP/Memorial Production Finance Corp.,
senior note, 7.625%, 5/01/21	United States	30,000,000	7,050,000
senior note, 6.875%, 8/01/22	United States	10,000,000	2,200,000
Memorial Resource Development Corp., senior note, 5.875%, 7/01/22	United States	15,000,000	10,275,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	25,000,000	687,500
[c] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21.	United States	24,500,000	3,001,250
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22.	United States	15,000,000	8,850,000
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	10,000,000	10,050,000
[c,f] Peabody Energy Corp., secured note, second lien, 144A, 10.00%, 3/15/22	United States	53,000,000	2,120,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	25,000,000	2,250,000
QEP Resources Inc.,
senior bond, 5.375%, 10/01/22.	United States	20,000,000	13,900,000
senior bond, 5.25%, 5/01/23	United States	10,000,000	7,050,000
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	25,000,000	23,984,375
first lien, 5.625%, 4/15/23	United States	13,300,000	12,335,750
senior secured note, first lien, 5.625%, 3/01/25	United States	10,000,000	9,112,500
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	10,000,000	4,100,000
senior note, 6.125%, 1/15/23	United States	20,000,000	7,200,000
[c] Triangle USA Petroleum Corp., senior note, 144A, 6.75%, 7/15/22	United States	20,000,000	3,100,000
[c] Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	40,000,000	2,200,000
Vanguard Natural Resources LLC/Finance Corp., senior note, 7.875%, 4/01/20	United States	20,000,000	2,300,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	40,000,000	5,100,000
WPX Energy Inc.,
senior note, 6.00%, 1/15/22	United States	35,000,000	20,212,500
senior note, 8.25%, 8/01/23	United States	5,300,000	3,299,250
			453,432,412
Food, Beverage & Tobacco 3.0%
Cott Beverages Inc., senior note, 6.75%, 1/01/20	United States	18,000,000	18,990,000
[c] Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	7,900,000	7,761,750
[c] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	17,100,000	15,219,000
senior note, 144A, 8.25%, 2/01/20	United States	20,000,000	20,160,000
senior note, 144A, 7.25%, 6/01/21	United States	10,000,000	9,725,000
Post Holdings Inc.,
senior note, 7.375%, 2/15/22	United States	20,000,000	21,275,000
[c]senior note, 144A, 6.75%, 12/01/21	United States	24,000,000	25,500,000
[c]senior note, 144A, 6.00%, 12/15/22	United States	5,400,000	5,629,500
			124,260,250
Health Care Equipment & Services 6.4%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	6,300,000	6,552,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	20,000,000	19,000,000
senior note, 7.125%, 7/15/20	United States	13,300,000	12,036,500
senior note, 6.875%, 2/01/22	United States	4,600,000	3,967,500

|4

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care Equipment & Services (continued)
CHS/Community Health Systems Inc., (continued)
senior secured note, 5.125%, 8/01/21	United States	4,100,000	$4,141,000
senior secured note, first lien, 5.125%, 8/15/18	United States	5,000,000	5,043,750
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	17,800,000	18,144,875
senior bond, 5.00%, 5/01/25	United States	17,400,000	17,400,000
senior note, 5.75%, 8/15/22	United States	8,000,000	8,450,000
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	45,000,000	47,475,000
senior bond, 5.375%, 2/01/25	United States	7,000,000	7,140,000
senior secured bond, first lien, 5.875%, 3/15/22	United States	10,000,000	10,750,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	11,000,000	11,357,500
senior secured note, first lien, 5.00%, 3/15/24	United States	20,000,000	20,450,000
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	6,700,000	7,122,937
senior note, 5.00%, 3/01/19	United States	10,700,000	10,272,000
senior note, 5.50%, 3/01/19	United States	6,300,000	6,095,250
senior note, 8.125%, 4/01/22	United States	20,000,000	19,762,400
senior note, 6.75%, 6/15/23	United States	13,700,000	12,535,500
[c] Vizient Inc., senior note, 144A, 10.375%, 3/01/24	United States	17,800,000	18,868,000
			266,564,212
Materials 13.7%
ArcelorMittal,
senior note, 6.50%, 3/01/21	Luxembourg	46,800,000	42,266,250
senior note, 6.125%, 6/01/25	Luxembourg	10,800,000	8,802,000
[c] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	4,100,000	4,028,250
senior note, 144A, 7.00%, 11/15/20	Luxembourg	2,647,059	2,466,728
senior note, 144A, 6.00%, 6/30/21	Luxembourg	7,000,000	6,440,000
[h]senior secured note, 144A, FRN, 3.512%, 12/15/19	Luxembourg	22,800,000	22,230,000
[c] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18.	Australia	29,000,000	22,221,250
[c] Blue Cube Spinco Inc., senior bond, 144A, 10.00%, 10/15/25	United States	15,000,000	16,687,500
[c] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24.	Mexico	15,800,000	14,279,250
[c] Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25.	Mexico	30,000,000	26,287,500
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	10,000,000	8,925,000
[c] The Chemours Co.,
senior bond, 144A, 7.00%, 5/15/25	United States	8,500,000	6,183,750
senior note, 144A, 6.625%, 5/15/23	United States	37,000,000	26,917,500
[c] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	40,000,000	33,650,000
[c] First Quantum Minerals Ltd.,
senior note, 144A, 6.75%, 2/15/20	Canada	20,000,000	10,500,000
senior note, 144A, 7.00%, 2/15/21	Canada	35,000,000	18,200,000
[c] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22 .	Australia	55,000,000	51,734,375
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	20,000,000	18,650,000
[c] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	14,800,000	14,578,000
senior note, 144A, 5.875%, 8/15/23	United States	10,000,000	10,318,750
[c] Platform Specialty Products Corp.,
senior note, 144A, 10.375%, 5/01/21	United States	7,400,000	6,771,000
senior note, 144A, 6.50%, 2/01/22	United States	27,000,000	22,005,000

|5

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[c] Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	19,700,000	$14,479,500
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	20,000,000	20,600,000
senior note, 8.50%, 5/15/18	United States	10,000,000	9,975,000
senior note, 9.00%, 4/15/19	United States	2,300,000	2,314,490
senior note, 9.875%, 8/15/19	United States	7,500,000	7,734,375
senior note, 8.25%, 2/15/21	United States	20,000,000	19,750,000
[c] Sealed Air Corp., senior bond, 144A, 5.50%, 9/15/25	United States	19,300,000	20,337,375
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	15,000,000	14,100,000
senior note, 5.125%, 10/01/21	United States	10,000,000	9,800,000
[c,i] Summit Materials LLC/Summit Materials Finance Corp., senior note, 144A, 8.50%,
4/15/22	United States	30,200,000	30,200,000
[c] U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, senior note, 144A, 7.375%, 5/01/21 .	United States	10,000,000	10,650,000
[c] Univar USA Inc., senior note, 144A, 6.75%, 7/15/23	United States	12,500,000	10,812,500
[e] Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	5,406,000	783,870
			565,679,213
Media 9.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	25,000,000	25,343,750
senior bond, 5.125%, 2/15/23	United States	10,000,000	9,950,000
[c]senior bond, 144A, 5.375%, 5/01/25	United States	15,000,000	14,850,000
[c] CCOH Safari LLC, senior bond, 144A, 5.75%, 2/15/26	United States	13,200,000	13,267,716
[f] Clear Channel Worldwide Holdings Inc.,
senior sub. note, 7.625%, 3/15/20.	United States	15,000,000	13,256,250
senior sub. note, 7.625%, 3/15/20.	United States	1,650,000	1,348,875
senior note, 6.50%, 11/15/22	United States	3,500,000	3,189,375
senior note, 6.50%, 11/15/22	United States	6,500,000	6,280,625
CSC Holdings LLC,
senior note, 6.75%, 11/15/21	United States	5,000,000	5,087,500
senior note, 5.25%, 6/01/24	United States	30,000,000	25,875,000
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	5,000,000	4,437,500
senior note, 5.875%, 7/15/22	United States	25,000,000	24,000,000
senior note, 5.875%, 11/15/24	United States	20,000,000	18,046,000
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23.	United States	10,000,000	10,750,000
senior note, 5.125%, 10/15/19	United States	5,000,000	5,318,750
senior note, 5.125%, 7/15/20	United States	15,000,000	15,712,500
[f] iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	35,000,000	23,975,000
senior secured note, first lien, 9.00%, 9/15/22	United States	15,000,000	10,106,250
[c] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20.	United States	20,000,000	14,650,000
[c] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	30,000,000	31,575,000
senior bond, 144A, 5.375%, 4/15/25	United States	13,400,000	13,400,000
[c] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	25,000,000	25,703,125
[c] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	5,000,000	4,987,500
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	17,700,000	17,368,125

|6

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media (continued)
[c] Virgin Media Secured Finance PLC,
senior secured bond, 144A, 5.25%, 1/15/26.	United Kingdom	20,000,000	$20,087,500
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	20,000,000	20,162,500
[c] VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	15,000,000	14,137,500
			392,866,341
Pharmaceuticals, Biotechnology & Life Sciences 5.0%
[c] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	30,000,000	26,250,000
[c] Concordia Healthcare Corp., senior note, 144A, 7.00%, 4/15/23	Canada	25,000,000	21,875,000
[c] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	20,900,000	20,900,000
senior note, 144A, 6.00%, 7/15/23	United States	13,700,000	14,042,500
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22	United States	16,300,000	16,931,625
[c] Horizon Pharma Financing Inc., senior note, 144A, 6.625%, 5/01/23	United States	25,000,000	22,125,000
[c] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	17,300,000	17,689,250
[c] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	40,000,000	36,900,000
[c] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	12,500,000	10,125,000
senior note, 144A, 7.50%, 7/15/21	United States	10,000,000	9,200,000
senior note, 144A, 5.625%, 12/01/21	United States	15,000,000	12,909,300
			208,947,675
Real Estate 1.1%
Equinix Inc.,
senior bond, 5.375%, 4/01/23	United States	35,000,000	37,614,500
senior bond, 5.875%, 1/15/26	United States	7,400,000	7,751,500
			45,366,000
Retailing 1.3%
[c] Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	12,700,000	13,017,500
[c] Dollar Tree Inc., senior note, 144A, 5.75%, 3/01/23	United States	10,000,000	10,687,500
Netflix Inc.,
senior bond, 5.875%, 2/15/25	United States	10,000,000	10,525,000
senior note, 5.50%, 2/15/22	United States	20,000,000	21,100,000
			55,330,000
Semiconductors & Semiconductor Equipment 0.5%
[c] Qorvo Inc.,
senior bond, 144A, 7.00%, 12/01/25	United States	5,000,000	5,162,500
senior note, 144A, 6.75%, 12/01/23	United States	16,800,000	17,136,000
			22,298,500
Software & Services 3.1%
[c] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	45,000,000	28,743,750
[c] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	30,000,000	30,262,500
secured note, first lien, 144A, 5.00%, 1/15/24	United States	18,400,000	18,733,592
senior note, 144A, 7.00%, 12/01/23	United States	14,000,000	14,014,000
[c] Infor (U.S.) Inc., senior note, 144A, 6.50%, 5/15/22	United States	40,000,000	34,800,000
			126,553,842

|7

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Technology Hardware & Equipment 1.7%
[c] Blackboard Inc., senior note, 144A, 7.75%, 11/15/19.	United States	25,000,000	$20,250,000
[c,j] CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	5,000,000	5,118,750
[c] CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24	United States	7,000,000	6,816,250
senior note, 144A, 5.00%, 6/15/21	United States	15,000,000	14,756,250
[c] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25.	United States	10,200,000	10,149,000
[c] Plantronics Inc., senior note, 144A, 5.50%, 5/31/23.	United States	12,000,000	11,490,000
			68,580,250
Telecommunication Services 10.0%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	6,300,000	6,197,625
senior bond, 5.625%, 4/01/25	United States	17,800,000	15,730,750
senior note, 5.80%, 3/15/22	United States	30,000,000	29,212,500
[c] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	15,000,000	11,615,625
[c] Digicel Ltd.,
senior note, 144A, 6.00%, 4/15/21	Bermuda	24,400,000	20,907,750
senior note, 144A, 6.75%, 3/01/23	Bermuda	8,100,000	6,904,399
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	4,800,000	4,224,000
senior bond, 7.875%, 1/15/27	United States	22,775,000	17,764,500
senior note, 7.125%, 1/15/23	United States	3,775,000	3,301,955
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22.	Luxembourg	20,000,000	10,150,000
senior bond, 5.50%, 8/01/23	Luxembourg	15,000,000	9,825,000
senior note, 7.25%, 10/15/20	Luxembourg	10,000,000	6,950,000
senior note, 7.50%, 4/01/21	Luxembourg	15,000,000	10,108,950
[c] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	31,900,000	30,145,500
[c] Neptune Finco Corp., senior bond, 144A, 10.875%, 10/15/25	United States	8,600,000	9,314,875
[b,e] RSL Communications PLC,
senior discount bond, 10.125%, 3/01/08	United Kingdom	44,500,000	—
senior note, 12.00%, 11/01/08	United Kingdom	6,250,000	—
Sprint Communications Inc.,
senior note, 8.375%, 8/15/17	United States	20,000,000	19,550,000
senior note, 6.00%, 11/15/22	United States	12,500,000	8,875,000
[c]senior note, 144A, 9.00%, 11/15/18	United States	40,000,000	41,724,000
[c]senior note, 144A, 7.00%, 3/01/20	United States	9,800,000	9,677,500
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	4,700,000	3,492,147
senior bond, 7.125%, 6/15/24	United States	10,900,000	7,820,750
senior note, 7.625%, 2/15/25	United States	27,000,000	19,440,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	7,400,000	7,622,000
senior bond, 6.375%, 3/01/25	United States	22,400,000	22,764,000
senior note, 6.542%, 4/28/20	United States	11,700,000	12,168,000
senior note, 6.633%, 4/28/21	United States	9,000,000	9,450,000
senior note, 6.125%, 1/15/22	United States	4,200,000	4,347,000
senior note, 6.731%, 4/28/22	United States	9,000,000	9,459,900
[c] Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	35,000,000	32,068,750
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	15,000,000	14,531,250
			415,343,726

|8

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Transportation 2.0%
[c] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	15,000,000	$15,037,500
senior note, 144A, 9.75%, 5/01/20	United States	9,300,000	5,998,500
Hertz Corp.,
senior note, 6.75%, 4/15/19	United States	25,000,000	25,002,750
senior note, 5.875%, 10/15/20	United States	10,000,000	9,750,000
senior note, 6.25%, 10/15/22	United States	10,000,000	9,562,500
[c] Stena International SA, secured bond, 144A, 5.75%, 3/01/24.	Sweden	20,000,000	15,575,000
			80,926,250
Utilities 2.8%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	15,400,000	13,917,750
senior note, 5.375%, 1/15/23	United States	18,300,000	17,156,250
[c]senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	10,000,000	10,225,000
[c] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	45,000,000	31,050,000
NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 5.125%, 7/15/19	United States	3,000,000	1,777,500
NRG Yield Operating LLC, senior bond, 5.375%, 8/15/24.	United States	20,000,000	17,700,000
PPL Energy Supply LLC, senior bond, 6.50%, 6/01/25.	United States	13,500,000	9,382,500
[c,e] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	50,000,000	14,750,000
			115,959,000
Total Corporate Bonds (Cost $4,959,666,171)			3,786,521,352

Senior Floating Rate Interests (Cost $30,157,943) 0.7%
Household & Personal Products 0.7%
[h] Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	30,350,265	28,889,416

		Shares

Litigation Trusts (Cost $—) 0.0%
[a,b] NewPage Corp., Litigation Trust	United States	30,000,000	—
Total Investments before Short Term Investments
(Cost $5,006,033,732)			3,820,460,311

Short Term Investments (Cost $194,284,041) 4.7%
Money Market Funds 4.7%
[a,k] Institutional Fiduciary Trust Money Market Portfolio	United States	194,284,041	194,284,041
Total Investments (Cost $5,200,317,773) 97.0%.			4,014,744,352
Other Assets, less Liabilities 3.0%			124,482,486
Net Assets 100.0%			$4,139,226,838

|9

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

See Abbreviations on page 13.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At February 29, 2016, the aggregate value of these securities was $177,362, representing less than 0.01% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 29, 2016, the aggregate value of these securities was $1,875,096,005, representing 45.30% of net assets.
dPerpetual security with no stated maturity date.
eDefaulted security or security for which income has been deemed uncollectible.
fAt February 29, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
gPrincipal amount is stated in 1,000 Units.
hThe coupon rate shown represents the rate at period end.
iSecurity purchased on a when-issued basis.
jIncome may be received in additional securities and/or cash.
kSee Note 4 regarding investments in affiliated management investment companies.

|10

FRANKLIN HIGH INCOME TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|11

FRANKLIN HIGH INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At February 29, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$5,211,152,020

Unrealized appreciation	$41,415,235
Unrealized depreciation	(1,237,822,903)
Net unrealized appreciation (depreciation)	$(1,196,407,668)

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to June 1, 2013, the waiver was accounted for as a reduction to management fees.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled
Affiliates
Institutional Fiduciary
Trust Money Market
Portfolio	217,022,124	869,310,440	(892,048,523)	194,284,041	$194,284,041	$-	$-	0.99%

|12

FRANKLIN HIGH INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 29, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$—	$—	$176,457		$176,457
Transportation.	—	4,873,086	—		4,873,086
Corporate Bonds	—	3,781,645,447	4,875,905	[b]	3,786,521,352
Senior Floating Rate Interests	—	28,889,416	—		28,889,416
Litigation Trusts	—	—	—[b]		—
Short Term Investments	194,284,041	—	—		194,284,041
Total Investments in Securities	$194,284,041	$3,815,407,949	$5,052,362		$4,014,744,352

aIncludes common and convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at February 29, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

FRN Floating Rate Note
PIK Payment-In-Kind

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|13

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By _/s/ Laura F. Fergerson_

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/ Laura F. Fergerson_

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

By _/s/ Gaston Gardey_

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2016